Capital provision assets - Capital provision assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Provision Assets
Total capital provision assets	$ 2,728,294	$ 2,651,984
Capital provision assets
Capital Provision Assets
Total capital provision assets	2,176,124	2,045,329
Capital provision assets | Financial assets at fair value through profit and loss
Capital Provision Assets
Total capital provision assets	2,176,124	2,045,329	$ 1,641,035
Capital provision-direct assets | Financial assets at fair value through profit and loss
Capital Provision Assets
Total capital provision assets	2,090,958	1,787,193
Capital provision-indirect assets | Financial assets at fair value through profit and loss
Capital Provision Assets
Total capital provision assets	$ 85,166	$ 258,136